Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Maturities of Long-term Debt [Table Text Block]
(In Thousands of Dollars)
Year	Amount
2013	$239,810
2014	69,766
2015	31,135
2016	22,614
2017	13,041
2018 and thereafter	5
Total	$376,371